Balance Sheet Information - Additional Information (Detail) - USD ($) $ in Thousands	1 Months Ended		3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Jul. 31, 2021	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022	Feb. 28, 2022	Feb. 28, 2021
Condensed Balance Sheet Statements Captions [Line Items]
Depreciation expense			$ 3,400	$ 9,700	$ 17,300	$ 32,800	$ 40,000	$ 60,200	$ 80,500
Estimated initial equity warrant asset value											$ 16,400
Investments in equity securities			350		$ 350		300	20,320
Total net unrealized gain/(loss)							(6,100)	5,400
Estimated initial warrant asset value										$ 3,200
Total realized gain (loss) on equity securities							8,000	0
Aggregate carrying amount of investments in equity securities							300	20,300
Investments without readily determinable fair value							300	8,800
Impairment true-up adjustment			$ 100				73,700	50,600	$ 62,100
United Capacity Purchase Agreement [Member]
Condensed Balance Sheet Statements Captions [Line Items]
Realized and unrealized gain (loss) on investment							7,200
Debt reduction							12,600
Archer Aviation, Inc. [Member] | Level 1 [Member]
Condensed Balance Sheet Statements Captions [Line Items]
Proceeds from sale							9,600
Loss on sale							800
Realized and unrealized gain (loss) on investment							(2,700)	$ 5,600
Heart Aerospace Incorporated [Member] | Forward Purchase Contract [Member] | Preferred Stock [Member]
Condensed Balance Sheet Statements Captions [Line Items]
Purchase of preferred stock		$ 5,000
Initial investment in preferred stock measured at cost		$ 5,000
VTOL Aircraft, XTI Aerospace, Inc [Member] | Level 1 [Member]
Condensed Balance Sheet Statements Captions [Line Items]
Realized and unrealized gain (loss) on investment							(3,500)
Investments in equity securities							$ 100
Class A [Member] | Archer Aviation, Inc. [Member]
Condensed Balance Sheet Statements Captions [Line Items]
Number of shares sold	500,000
Proceeds from sale	$ 5,000
Total grant date value, Additional warrant to purchase shares	$ 5,600